36 Insurance coverage (Unaudited) (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Disclosure of types of insurance contracts [line items]
Amount insured (US$)	R$ 36,320,000
Amount insured (R$)	R$ 188,744,000	[1]
BRAZIL
Disclosure of types of insurance contracts [line items]
Maturity	October 8, 2021
Maximum indemnity limit (US$)	R$ 3,500,000
Maximum indemnity limit (R$)	18,188,000
Amount insured (US$)	27,961,000
Amount insured (R$)	R$ 145,305,000	[1]
United states and germany [member]
Disclosure of types of insurance contracts [line items]
Maturity	October 8, 2021
Maximum indemnity limit (US$)	R$ 655,000
Maximum indemnity limit (R$)	3,404,000
Amount insured (US$)	2,680,000
Amount insured (R$)	R$ 13,927,000	[1]
MEXICO
Disclosure of types of insurance contracts [line items]
Maturity	October 8, 2021
Maximum indemnity limit (US$)	R$ 2,742,000
Maximum indemnity limit (R$)	14,249,000
Amount insured (US$)	5,679,000
Amount insured (R$)	R$ 29,512,000	[1]

[1]	Amount for replacement of assets, inventories and loss of profits;